Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities - Investments (including debt securities) and purchases of intangible assets, Divestitures and sale of debt securities (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments and Purchases of Intangible Assets
Investments and purchases of intangible assets, total purchase consideration	€ 141,032	€ 72,574	€ 676,160
Cash consideration	140,550	72,574	675,302
Divestitures
Proceeds from divestitures	77,509	79,427	1,683,292
Cash portion of proceeds from divestitures	56,849	59,940	1,682,975
Non-cash portion of proceeds from divestitures	€ 20,660	€ 19,487	€ 317